OTHER NON-CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Other Liabilities, Noncurrent [Abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES

Other non-current liabilities is comprised of the following:

(in thousands of $)	June 30, 2024	December 31, 2023
Unfavorable contract intangibles (Note 9)	79,597	87,449
Non-current portion of operating lease liability	2,341	2,910
Others	—	3
Other non-current liabilities	81,938	90,362